Income Before Income Tax Expenses (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 PRC USD ($)	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY	Dec. 31, 2009 PRC CNY	Dec. 31, 2011 Non-PRC USD ($)	Dec. 31, 2011 Non-PRC CNY	Dec. 31, 2010 Non-PRC CNY	Dec. 31, 2009 Non-PRC CNY
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expenses	$ 201,304,769	1,266,992,090	897,595,546	944,079,263	$ 195,391,805	1,229,776,487	881,077,042	936,154,635	$ 5,912,964	37,215,603	16,518,504	7,924,628